OTHER PROVISIONS, CURRENT AND NON-CURRENT (Details) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other provisions, Current and Non current
Other provisions, current	$ 1,335,337	$ 2,068,984
Other provisions, non-current	48,734,936	67,038,566
Total	50,070,273	69,107,550	$ 62,452,526
Litigation
Other provisions, Current and Non current
Total	$ 50,070,273	$ 69,107,550